Note 8 - Income Taxes - Reconciliation of Income Tax Rate (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025	Mar. 31, 2024
U.S. federal statutory rate, amount		$ 31,310
U.S federal statutory rate, percent		21.00%		21.00%	21.00%
State income taxes (net of federal tax benefit)(1), amount	[1]	$ 5,388
State income taxes (net of federal tax benefit)		3.60%	[1]	3.90%	3.60%
State income taxes (net of federal tax benefit) (1), percent		3.60%	[1]	3.90%	3.60%
Effect of cross border tax laws, amount		$ (304)
Tax credits, percent		(0.30%)		(0.80%)	(0.60%)
Effect of cross border tax laws, percent		(0.20%)
Tax credits, amount		$ (416)
State rate changes				(0.00%)	(0.20%)
Non-taxable or non-deductible items, amount		$ (1,222)
State credit expiration				0.90%	0.00%
Non-taxable or non-deductible items, percent		(0.80%)
Changes in unrecognized tax benefits, amount		$ (438)
State return to accrual				1.40%	0.50%
Changes in unrecognized tax benefits, percent		(0.30%)
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount		$ 103
Change in valuation allowance				(2.10%)	(0.20%)
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent		10.00%		0.00%	(0.40%)
Total income taxes		$ 34,421		$ 13,259	$ 19,681
Other		10.00%		0.00%	(0.40%)
Total, percent		23.10%		24.30%	23.70%

[1]	State and local taxes in California, Illinois, and Pennsylvania comprise the majority of this category.